UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

 FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number: 811-06153

 Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

 1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

 Brenda Sem, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

 Registrant’s telephone number, including area code: 701-852-5292

 Date of fiscal year end: July 31

 Date of reporting period: April 29, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

KANSAS MUNICIPAL FUND
Schedule of Investments April 29, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
KANSAS MUNICIPAL BOND (96.9%)

Burlington, KS PCR Gas & Elec. MBIA	Aaa/AAA	5.300%	06/01/31	$1,000,000	$1,082,530
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/21	300,000	330,192
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/22	250,000	265,865
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/14	390,000	433,664
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/11	1,000,000	1,103,230
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/19	1,000,000	1,074,730
Hutchinson, KS Community College	NR/A-	5.000	10/01/25	350,000	362,810
Hutchinson, KS Community College	NR/A-	5.250	10/01/30	300,000	314,094
Hutchinson, KS Community College	NR/A-	5.250	10/01/33	450,000	470,196
Johnson Cty., KS Community College COP	Aaa/NR	3.000	04/01/06	1,035,000	1,039,026
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/18	2,600,000	2,769,702
Johnson County USD 231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/24	1,135,000	1,206,119
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/27	480,000	491,462
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/16	580,000	594,077
*KS Department of Transportation Highway Rev.	Aa/AA+	5.000	09/01/06	1,500,000	1,546,995
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/27	2,250,000	2,540,948
KS Devl. Finance Auth. (Dept. of Admin. Capitol Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/20	370,000	403,592
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/13	570,000	624,053
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/24	255,000	257,555
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	2,000,000	2,147,280
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	267,758
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/22	1,000,000	1,098,130
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/23	1,000,000	1,071,100
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/21	1,975,000	2,046,693
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.500	02/01/18	1,260,000	1,244,779
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.625	08/01/29	1,000,000	964,180
KS Devl. Finance Auth. (Indian Ridge Apts.)	NR/NR	6.000	01/01/28	1,030,000	884,018
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/21	430,000	453,504
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/20	1,000,000	1,121,950
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/24	1,500,000	1,631,055
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/16	455,000	474,251
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/24	530,000	564,874
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/25	750,000	794,123
KS Turnpike Auth. Rev. AMBAC	Aaa/AAA	4.000	09/01/15	500,000	507,795
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/20	500,000	546,405
Lawrence, KS (Memorial Hospital) Rev. ASGUA	NR/AA	5.750	07/01/24	1,000,000	1,070,330
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/08	590,000	622,037
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/18	1,000,000	1,026,110
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/24	500,000	517,440
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/25	235,000	256,745
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/30	500,000	538,490
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/27	2,210,000	2,263,725
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/01/07	640,000	670,733
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/15	260,000	278,515
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/16	275,000	294,476
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	06/01/17	290,000	311,924
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/17	900,000	984,582
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/26	1,000,000	1,055,230
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/16	655,000	714,068
#Topeka, KS Refunding G.O. XLCA	Aaa/NR	4.000	08/15/05	1,600,000	1,613,552
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/26	1,435,000	1,566,073
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/31	1,200,000	1,320,720
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/20	830,000	918,163
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/26	1,355,000	1,474,362
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/31	750,000	806,025
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/19	955,000	1,026,854
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/17	815,000	853,362
*Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/18	1,375,000	1,432,874
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/24	1,500,000	1,650,450
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/31	1,100,000	1,161,545
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. GNMA	Aaa/NR	6.125	08/20/28	1,885,000	1,919,835
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.	NR/OTH	5.850	12/01/25	1,000,000	825,000
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/16	990,000	1,020,908
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/22	2,000,000	2,033,440
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev.	NR/NR	6.250	03/01/28	1,750,000	1,696,748
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/14	1,000,000	1,026,130
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/18	1,465,000	1,611,661
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/28	500,000	522,525

TOTAL KANSAS MUNICIPAL BONDS (COST: $65,400,784)					$67,813,363

SHORT-TERM SECURITIES (1.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $828,109)				828,109	$828,109

TOTAL INVESTMENTS IN SECURITIES (COST: $66,228,893)					$68,641,472
OTHER ASSETS LESS LIABILITIES					1,360,847

NET ASSETS					$70,002,319

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Kansas Insured Intermediate Fund
Schedule of Investments April 29, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment	Rating	Coupon		Principal	Market
category to total net assets	Moody's/S&P	Rate	Maturity	Amount	Value

Kansas Insured Intermediate Fund (96.8%)
Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/13	$500,000	$535,445
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/16	770,000	857,002
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.400	10/01/15	185,000	197,689
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.500	10/01/16	195,000	209,619
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/13	100,000	111,690
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/19	235,000	252,935
Johnson Cty., KS USD #232 MBIA	Aaa/NR	5.000	03/01/15	250,000	276,020
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA	Aaa/AAA	5.200	09/01/10	480,000	503,285
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/12	250,000	280,948
KS Devl. Finance Auth (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/15	305,000	336,967
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/13	375,000	415,035
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/08	375,000	395,985
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/09	375,000	395,576
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	267,758
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg.Rev. FNMA	NR/AAA	5.700	12/01/09	325,000	332,742
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/08	450,000	468,018
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.600	11/15/07	100,000	104,642
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/12	845,000	945,073
KS St. Devl. Finance Auth. (Hays Medl. Ctr. Inc.) Facs. Rev. MBIA	Aaa/NR	5.500	11/15/17	100,000	106,099
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/14	605,000	618,806
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/23	445,000	448,831
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.125	09/01/12	500,000	506,875
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/12	485,000	501,000
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/15	190,000	213,596
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/15	60,000	66,295
*Sedgwick Cty., KS USD #259 FSA	Aaa/AAA	4.375	10/01/15	600,000	626,064
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/14	485,000	522,437
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/14	245,000	250,157
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/15	1,000,000	1,084,400
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/11	105,000	114,335
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/12	250,000	262,430
#Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/14	655,000	678,253
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/10	375,000	385,395
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/01/12	490,000	505,494
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/14	250,000	256,533
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/14	325,000	361,637
#Wyandotte Cty, Kansas City, KS Gov't Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/13	500,000	539,540
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/13	250,000	281,765

TOTAL KANSAS INSURED INTERMEDIATE FUND (COST: $14,503,437)					$15,216,371

SHORT-TERM SECURITIES (1.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $235,936)				235,936	$235,936
					$235,936

TOTAL INVESTMENTS IN SECURITIES (COST: $14,739,373)					$15,452,307
OTHER ASSETS LESS LIABILITIES					259,647

NET ASSETS					$15,711,954

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund’s Manager.

Maine Municipal Fund
Schedule of Investments April 29, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assests	Rating Moody's S&P	Coupon Rate	Maturity	Principal Amount	Market Value
MAINE MUNICIPAL BOND (61.6%)
Bangor, ME	Aa-3/AA-	3.750%	04/01/06	$100,000	$101,020
Bar Harbor, ME	A-1/AA-	6.200	06/01/05	175,000	175,919
Bar Harbor, ME	A-1/AA-	6.450	06/01/09	75,000	85,390
Bath, ME	A/A+	7.400	12/01/06	15,000	16,086
Bath, ME	A/A+	7.450	12/01/07	30,000	33,440
Bath, ME	A/A+	7.500	12/01/08	20,000	23,231
Bath, ME MBIA	Aaa/AAA	5.625	03/01/09	25,000	25,479
Brewer, ME	A/A	6.200	01/01/06	50,000	50,625
Brunswick, ME Tax Increment (BTI Project)	Aa-3/AA	5.500	11/01/08	50,000	51,743
Bucksport, ME	NR/A-	7.150	04/01/07	25,000	26,865
Ellsworth, ME	A/NR	7.200	07/01/08	25,000	28,248
Freeport, ME	Aa-3/AA	7.250	09/01/10	20,000	24,149
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/22	155,000	154,182
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/23	155,000	156,305
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/24	155,000	156,449
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/14	100,000	104,263
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/14	75,000	81,948
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/21	500,000	532,020
Kennebunk, ME Sewer District	A/NR	7.100	01/01/06	15,000	15,513
Kittery, ME	A/AA	5.200	01/01/09	25,000	26,373
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/22	500,000	533,785
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/24	250,000	266,932
Maine Educ. Ln. Marketing Corp. Student Ln.	Aaa/NR	6.350	05/01/05	25,000	25,000
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/07	250,000	267,168
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/16	250,000	277,455
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/11	25,000	26,263
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/10	550,000	585,723
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/07	175,000	175,668
Maine Health & Higher Educ. Facs. Auth. (Univ. New England & Cedars Nur) FSA	Aaa/AAA	5.550	07/01/08	150,000	149,626
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	10/01/13	195,000	226,723
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.000	11/15/13	35,000	35,966
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/07	220,000	221,969
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/14	5,000	5,013
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/25	340,000	361,352
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	5.000	07/01/05	230,000	231,697
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/08	25,000	26,293
Maine Municipal Bond Bank MBIA	Aaa/AAA	4.200	11/01/06	260,000	265,829
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/16	1,000,000	1,121,650
Maine Municipal Bond Bank AMBAC	Aaa/AAA	5.700	11/01/11	90,000	93,874
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/24	100,000	105,486
Maine State (Highway)	Aa/AA	5.000	06/15/11	200,000	220,832
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/10	100,000	104,815
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/12	100,000	106,394
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/10	75,000	81,445
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/28	750,000	850,733
Maine Vets Homes ME Rev.	NR/BBB	6.800	10/01/05	165,000	167,785
Portland, ME	Aa-1/AA	5.000	09/01/13	60,000	65,602
#Portland, ME	Aa-1/AA	5.300	06/01/13	790,000	809,900
Portland, ME (City Hospital)	Aa-1/AA	12.600	11/01/05	50,000	52,730
Portland, ME	Aa-1/AA+	7.250	12/01/05	100,000	103,375
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/32	750,000	783,930
Scarborough, ME G.O. FIC	Aaa/AAA	4.250	11/01/14	435,000	458,634
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/30	250,000	246,413
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/31	250,000	245,703
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/32	480,000	471,096
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	11/01/13	1,465,000	1,483,313
South Portland, ME	Aa-1/NR	5.800	09/01/08	150,000	164,862
South Portland, ME	Aa-1/NR	5.800	09/01/11	40,000	46,002
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/07	50,000	51,529
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/25	950,000	935,921
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/07	240,000	249,276
Westbrook, ME G.O. FGIC	Aaa/AAA	3.750	10/15/05	45,000	45,482
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/20	180,000	182,416
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/14	415,000	425,541
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/07	130,000	135,955
Winthrop, ME	A-3/NR	5.200	08/01/05	25,000	25,289
Winthrop, ME	A-3/NR	5.300	08/01/06	25,000	25,804
Winthrop, ME	A-3/NR	5.400	08/01/07	25,000	26,385
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/09	250,000	276,148
Yarmouth, ME	Aa-3/AA-	5.000	11/15/19	500,000	540,725
York, ME G.O.	NR/AA	4.000	09/01/10	75,000	78,510
Total Maine Municipal Bonds					$16,335,265

GUAM MUNICIPAL BOND (0.04%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	10,000	10,832
Total Guam Municipal Bonds					$10,832

PUERTO RICO MUNICIPAL BOND (20.0%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/36	750,000	859,763
#Puerto Rico Public Building Auth Rev. AMDAX	Aaa/AAA	5.500	07/01/18	1,000,000	1,163,690
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/18	1,960,000	2,264,016
*University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/15	1,000,000	1,028,060
Total Puerto Rico Municipal Bonds					$5,315,529

VIRGIN ISLANDS MUNICIPAL BONDS (12.5%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	03/01/07	35,000	35,587
Virgin Islands Public Finance Auth. Rev.	Aaa/AAA	7.300	10/01/18	1,080,000	1,406,138
Virgin Islands Public Finance Auth. Rev. RADIAN - IBCC	NR/AA	5.500	10/01/22	720,000	779,940
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/21	1,000,000	1,079,250
Total Virgin Islands Municipal Bonds					$3,300,915

TOTAL MUNICIPAL BONDS (COST:$23,861,224)					$24,962,541

SHORT-TERM SECURITIES (1.0%)				Shares
Wells Fargo Advantage National Money Market				267,606	$267,606
TOTAL SHORT-TERM SECURITIES (COST:$267,606)					$267,606

TOTAL INVESTMENTS IN SECURITIES (COST:$24,128,830)					$25,230,147
OTHER ASSETS LESS LIABILITIES					1,284,319

NET ASSETS					$26,514,466

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Nebraska Municipal Fund
Schedule of Investments April 29, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
NEBRASKA MUNICIPAL BOND (95.5%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/18	$250,000	$260,565
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa-3/BBB	5.650	02/01/22	700,000	700,000
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	Aaa/AAA	5.350	12/15/26	500,000	530,465
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/25	405,000	408,661
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/20	1,000,000	1,109,440
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/21	250,000	266,420
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/21	340,000	356,640
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/16	250,000	268,565
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	45,000	47,666
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	230,000	242,645
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/17	200,000	200,000
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.	NR/NR	5.900	10/15/16	100,000	100,250
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/18	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/19	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/23	500,000	501,250
#Douglas Cty., NE SD #010 (Elkhorn Public Schools) G.O. FSA	Aaa/AAA	5.500	12/15/20	750,000	768,502
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/22	150,000	154,165
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/21	500,000	532,050
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/21	100,000	103,506
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/19	1,400,000	1,487,878
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa/AAA	5.250	01/15/21	500,000	542,600
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa/AAA	5.250	01/15/22	500,000	544,740
#Lancaster Cty., NE School Dist. #145 (Waverly Public Schools) AMBAC	Aaa/AAA	5.500	12/01/20	1,240,000	1,278,700
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/25	250,000	262,110
Lincoln Cty., NE School Dist. #005 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/20	225,000	237,627
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.800	10/15/18	475,000	513,009
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.875	10/15/23	850,000	907,324
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/21	1,000,000	1,065,300
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/22	575,000	613,099
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/18	250,000	262,637
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/18	800,000	856,408
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/13	260,000	276,208
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/18	400,000	427,872
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/14	1,130,000	1,158,815
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/28	100,000	103,056
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC	Aaa/AAA	5.950	01/01/11	300,000	310,257
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/27	1,000,000	1,088,560
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA	Aa/NR	6.800	12/01/15	270,000	279,388
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA	Aa/NR	6.850	12/01/25	525,000	543,721
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/17	200,000	209,802
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll.	NR/AAA	6.300	03/01/17	10,000	10,144
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.600	09/01/20	35,000	35,518
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/18	50,000	51,144
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/26	40,000	40,903
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/28	40,000	41,362
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/17	95,000	96,932
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/21	105,000	106,864
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/28	400,000	412,028
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.300	09/01/30	30,000	30,554
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/17	410,000	444,584
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/27	1,000,000	1,079,470
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/28	495,000	512,810
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.000	06/01/17	420,000	430,739
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.100	06/01/29	500,000	521,945
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/07	165,000	168,161
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/17	400,000	422,980
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/22	750,000	811,245
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/22	250,000	267,818
Omaha, NE Parking Facs. Corp. (Omaha Park 4/5) Lease Rev.	Aa-1/AA+	5.700	09/15/15	750,000	777,518
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/22	500,000	537,540
Omaha Public Power	Aa/AA	4.550	02/01/25	500,000	498,840
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/AA	6.000	02/01/15	330,000	380,315
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/17	650,000	782,048
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	02/01/29	1,000,000	1,099,470
Platte County, NE G.O. FSA	Aaa/AAA	4.750	12/15/14	500,000	513,180
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	5.650	05/01/12	100,000	109,088
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	6.150	05/01/30	250,000	281,248
Sarpy Cty., NE SID #052 (Prairie Corners) G.O.	NR/NR	6.000	10/01/17	240,000	240,600
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/22	200,000	210,706
Univ. of NE Board of Regents Lincoln Parking	Aa/AA-	5.800	06/01/20	620,000	635,426
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/32	250,000	264,093

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $30,204,281)					$31,880,174

SHORT-TERM SECURITIES (2.5%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				822,528	$822,528
TOTAL SHORT-TERM SECURITIES (COST: $822,528)					$822,528

TOTAL INVESTMENTS IN SECURITIES (COST: $31,026,809)					$32,702,702
OTHER ASSETS LESS LIABILITIES					691,659

NET ASSETS					$33,394,361

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments April 29, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (93.1%)

#Belknap Cnty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/13	$225,000	$239,465
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/08	60,000	62,299
Concord, NH G.O.	Aa/AA	4.600	10/15/14	100,000	106,950
Concord, NH School District FSA	Aaa/AAA	5.000	10/15/10	100,000	102,632
Derry, NH FSA	Aaa/NR	4.800	02/01/18	115,000	122,114
Exeter, NH	A-1/NR	5.100	06/15/05	50,000	50,303
Exeter, NH G.O.	A-1/NR	6.250	01/15/07	140,000	140,350
Exeter, NH G.O.	A-1/NR	5.300	06/15/08	25,000	26,758
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/07	50,000	50,114
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/14	65,000	68,856
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/20	300,000	295,674
Hillsborough NH GO XLCA	Aaa/AAA	4.000	11/01/20	100,000	98,605
Hillsborough NH GO XLCA	Aaa/AAA	4.000	11/01/21	100,000	98,247
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/28	110,000	115,811
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/06	25,000	26,778
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/08	20,000	23,081
Keene, NH G.O.	Aa-3/NR	5.150	10/15/11	45,000	48,060
Londonderry, NH	Aa-3/NR	5.400	01/15/14	50,000	52,196
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/09	225,000	235,478
Manchester, NH Public Improvement	Aa/NR	5.500	06/01/19	200,000	223,834
Manchester, NH Public Improvement G.O.	Aa/NR	4.500	06/01/09	30,000	30,905
Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/09	250,000	274,243
Manchester, NH Water Rev. FGIC	Aaa/AAA	5.000	12/01/28	250,000	264,953
New Hampshire Hgr. Educ. & Hlth. Facs. (Concord Hospital) AMBAC	Aaa/AAA	5.400	10/01/06	50,000	51,855
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/27	100,000	107,462
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	260,000	269,909
New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglass) MBIA	Aaa/AAA	5.400	01/01/07	175,000	176,178
New Hampshire Hlth. & Educ. Facs. (Concord Hosp.) Rev. FGIC	Aaa/NR	5.000	10/01/24	250,000	266,363
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/10	200,000	211,354
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/11	60,000	64,035
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/15	120,000	127,891
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/16	20,000	21,695
New Hampshire Hlth. & Educ. Facs. Auth. (Univ Sys of NH) AMBAC	Aaa/AAA	5.500	07/01/13	285,000	316,552
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/16	100,000	103,823
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/07	5,000	4,996
New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/13	250,000	273,215
New Hampshire State Hsg. Finance Auth.	A/NR	4.950	01/01/06	90,000	91,347
#New Hampshire State Hsg. Finance Auth.	Aa/A+	5.600	01/01/06	155,000	156,000
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/08	25,000	25,264
#New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/11	1,175,000	1,266,204
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/07	50,000	50,339
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/08	100,000	100,380
*Rochester NH G.O. MBIA	Aaa/NR	4.750	07/15/20	300,000	319,251
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/08	400,000	422,460
Total New Hampshire Municipal Bonds					$7,184,279

GUAM MUNICIPAL BONDS (0.14%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	10,000	10,832
Total Guam Municipal Bonds					$10,832

TOTAL MUNICIPAL BONDS (COST: $7,043,927)					$7,195,111

SHORT-TERM SECURITIES (5.59%)				Shares
Goldman Sachs Financial Square Tax-Free Money Market				186,283	$186,283
Wells Fargo Advantage National Tax-Free Money Market				245,000	245,000
TOTAL SHORT-TERM SECURITIES (COST: $431,283)					$431,283

TOTAL INVESTMENTS IN SECURITIES (COST: $7,475,210)					$7,626,394
OTHER ASSETS MINUS LIABILITIES					89,559

NET ASSETS					$7,715,953

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Oklahoma Municipal Fund
Schedule of Investments April 29, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (96.2%)
Broken Arrow, OK Unlimited GO FSA	Aaa/AAA	4.000%	08/01/18	$250,000	$252,772
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/27	500,000	549,825
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/34	500,000	515,255
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/19	500,000	551,970
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/19	200,000	194,240
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/28	865,000	818,887
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/24	155,000	162,355
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/23	200,000	208,314
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/18	250,000	257,665
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/12	500,000	554,965
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/11	210,000	242,710
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/13	700,000	799,652
Jackson Cty, OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/22	500,000	526,030
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/29	500,000	546,090
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/27	300,000	326,619
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/32	250,000	267,297
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/30	100,000	105,317
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/24	500,000	551,490
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	NR/AA	5.250	09/01/16	180,000	194,693
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/24	300,000	314,694
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/22	750,000	820,822
OK Board of Regents (Univ. of Central OK Parking) Rev. AMBAC	Aaa/NR	4.125	06/01/23	250,000	246,077
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/20	150,000	166,276
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/25	390,000	437,432
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/26	500,000	538,370
OK Capital Impvt. Auth. (State Fac.) Rev. MBIA	Aaa/AAA	5.500	09/01/19	100,000	110,063
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/14	250,000	274,090
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.350	08/01/22	115,000	116,332
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.400	08/01/23	115,000	116,742
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.550	08/01/33	250,000	250,737
OK Colleges Board of Regents (NE State Univ.) Rev. FGIC	Aaa/AAA	4.250	04/01/23	150,000	150,543
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/16	140,000	148,019
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/21	100,000	105,580
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/09	105,000	111,865
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/15	280,000	296,705
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/20	250,000	274,615
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/27	250,000	264,630
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/27	120,000	128,071
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/22	200,000	210,830
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/17	555,000	594,699
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/27	150,000	160,660
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/13	400,000	418,152
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/18	600,000	627,528
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/28	500,000	525,585
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/25	200,000	217,382
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/25	500,000	540,835
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/29	400,000	447,704
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/22	250,000	257,480
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/23	250,000	257,347
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/21	145,000	148,670
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/20	100,000	103,071
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/20	60,000	61,616
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/18	1,600,000	1,749,296
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.350	07/01/19	190,000	194,157
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.400	07/01/20	200,000	204,082
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/15	285,000	295,913
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/24	2,230,000	2,578,817
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/31	685,000	736,026
OK State Student Loan Auth.	A/NR	6.350	09/01/25	280,000	314,692
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/32	450,000	472,158
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/12	225,000	241,630
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/28	120,000	125,488
OK State Water (Loan Program) Rev.	NR/AA+	5.400	09/01/15	105,000	111,025
*OK State Water (Loan Program) Rev.	NR/AA+	5.100	09/01/16	415,000	440,286
OK State Water Resources Board Rev.	NR/AA+	5.050	10/01/22	200,000	215,454
OK State Water Resources Board Rev.	NR/AA+	5.125	10/01/27	500,000	534,025
OK State Water Resources Board Rev.	NR/AA+	4.625	10/01/18	435,000	454,666
OK State Water Resources Board Rev.	NR/AA+	4.350	10/01/23	200,000	201,776
OK State Water Resources Loan Rev.	NR/AA+	5.100	10/01/27	500,000	536,655
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/19	250,000	276,080
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	400,000	421,192
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/30	750,000	795,525
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/27	500,000	522,215
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., Series A ALA	NR/A	5.625	12/01/20	140,000	148,077
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/31	375,000	389,299
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/21	250,000	265,722
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., ACA	NR/A	5.750	12/01/30	250,000	257,630
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., Series A ACA	NR/A	5.700	12/01/25	220,000	231,451
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/21	250,000	262,938
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/21	250,000	262,938
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/31	250,000	259,893
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/32	250,000	264,680
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/23	250,000	253,395
Tulsa Cnty, OK Independent School Dist #3 FSA	Aaa/AAA	3.000	11/01/06	185,000	185,866
Tulsa Cnty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/24	500,000	510,610
Tulsa, OK Airport Improvement Rev. FGIC	Aaa/AAA	4.150	06/01/16	200,000	195,740
Tulsa, OK Unlimited G.O.	Aa/AA	5.000	02/01/15	250,000	277,570
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/29	250,000	254,995
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/28	670,000	700,257
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/27	1,000,000	1,063,090
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/23	250,000	280,390
University of OK Utility Systems XLCA	Aaa/AAA	4.000	11/01/19	250,000	247,138

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $33,310,756)					$34,802,205

REPURCHASE AGREEMENTS (0.7%)				Principal Amount
SpiritBank Repurchase Agreement (COST: $250,000)				250,000	$250,000
1.500% (variable); dated 04/22/05; due date open; repurchase price $250,000; collateralized by two Oklahoma municipal bonds

SHORT-TERM SECURITIES (1.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $372,214)				372,214	$372,214

TOTAL INVESTMENTS IN SECURITIES (COST: $33,932,970)					$35,424,419
OTHER ASSETS LESS LIABILITIES					753,068

NET ASSETS					$36,177,487

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certifications of the principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: June 24, 2005

BY: /s/Brent Wheeler
BRENT WHEELER
TREASURER

Date: June 24, 2005